Prepaid expenses and accrued revenues (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses and accrued revenues
Schedule of prepaid expenses and accrued revenues

Skr mn	Dec 31, 2023	Dec 31, 2022
Interest income accrued	7,938	4,121
Prepaid expenses and other accrued revenues	56	41
Total	7,994	4,162